UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	2/28/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2006 (Unaudited)	Columbia Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds – 97.2%
EDUCATION – 3.3%
Education – 3.3%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA:
	(a) 10/01/17	2,525,000	1,549,542
	(a) 10/01/20	2,000,000	1,056,780
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	3,500,000	4,305,455
MA Health & Educational Facilities Authority
	Massachusetts Institute of Technology:
	Series 2002 K,
	5.500% 07/01/22	8,000,000	9,418,480
	Series 2002 L,
	5.000% 07/01/18	5,000,000	5,539,650
	Tufts University,
	Series 2002 J,
	5.500% 08/15/17	2,895,000	3,302,008
MN Higher Education Facilities Authority
	College Art & Design,
	Series 2000 5-D,
	6.750% 05/01/26	500,000	541,495
NY Dormitory Authority
	Educational Housing Services,
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/30	3,000,000	3,432,240
	New York University,
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	4,000,000	4,873,640
OH Higher Educational Facility Revenue
	Case Western Reserve University,
	Series 1994,
	6.250% 10/01/17	4,340,000	5,236,297
UT Weber State University Revenue
	Series 2005,
	Insured: MBIA
	4.250% 04/01/29	4,100,000	3,884,750
VA College Building Authority
	Virginia Educational Facilities,
	Washington & Lee University,
	Series 2001,
	5.375% 01/01/21	10,000,000	11,478,800
WV University of West Virginia
	Series 1998 A,
	Insured: MBIA
	5.250% 04/01/28	5,000,000	5,750,750
	Series 2000 A,
	Insured: AMBAC:

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Education – (continued)
	(a) 04/01/16	3,300,000	2,169,849
	(a) 04/01/18	3,800,000	2,268,562
Education Total			64,808,298
EDUCATION TOTAL			64,808,298
HEALTH CARE – 9.6%
Continuing Care Retirement – 0.4%
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	4,500,000	5,000,850
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.750% 11/15/15	250,000	260,103
OH Hamilton County Health Care Facilities Revenue
	Twin Towers,
	Series 1998 A,
	5.125% 10/01/18	500,000	505,855
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.125% 02/01/28	2,000,000	2,103,620
Continuing Care Retirement Total			7,870,428
Health Services – 0.5%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	1,310,000	1,351,029
WI Health & Educational Facilities Authority
	Marshfield Clinic,
	Series 1999,
	Insured: RAD
	6.250% 02/15/29	7,200,000	7,833,240
Health Services Total			9,184,269
Hospitals – 5.8%
AZ Health Facilities Authority
	Catholic Heallthcare West,
	Series 1999 A,
	6.625% 07/01/20	3,700,000	4,116,065
CA ABAG Finance Authority for Nonprofit Corps.
	San Diego Hospital Association,
	Series 2003 C,
	5.375% 03/01/20	1,320,000	1,400,586

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Health Facilities Financing Authority
	Catholic Healthcare West,
	Series 2004 G,
	5.250% 07/01/23	500,000	529,375
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A:
	5.000% 10/01/18	825,000	858,511
	5.250% 10/01/24	4,000,000	4,204,080
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 A,
	Insured: MBIA
	6.250% 10/01/16	880,000	1,036,490
	Series 1999,
	6.000% 10/01/26	7,050,000	7,435,282
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	3,650,000	3,860,751
LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,
	5.625% 08/15/29	10,940,000	10,862,217
MA Health & Educational Facilities Authority	South Shore Hospital,
	Series 1999 F,
	5.750% 07/01/29	13,000,000	13,822,380
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	1,800,000	1,865,214
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1997 A,
	5.500% 11/01/09	250,000	258,080
MN Waconia
	Ridgeview Medical Center,
	Series 1999 A,
	Insured: RAD
	6.125% 01/01/29	1,000,000	1,078,610
MO Health & Educational Facilities Authority
	Lake Regional Health Systems,
	Series 2003,
	5.600% 02/15/25	625,000	662,338
MS Medical Center Building Corp.
	University of Mississippi Medical Center,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Insured: AMBAC
	5.500% 12/01/23	10,550,000	12,239,371
MT Health Facility Authority
	Hospital Facilities,
	Series 1994,
	Insured: AMBAC
	7.358% 02/15/25(b)	6,000,000	6,014,400
NC Medical Care Community Health Care Facility
	Wilson Memorial Hospital,
	Series 1997,
	Insured: AMBAC
	(a) 11/01/14	1,380,000	976,654
NH Higher Educational & Health
	Series 1998,
	5.800% 05/01/18	1,470,000	1,501,252
NM Farmington
	San Juan Medical Center Project,
	Series 2004 A,
	5.000% 06/01/23	500,000	514,965
NV Henderson Healthcare Facility
	Series 1999 A,
	6.750% 07/01/20	520,000	575,557
OH Highland County Joint Township
	Hospital District,
	Series 1999,
	6.750% 12/01/29	1,850,000	1,893,604
OH Miami County Hospital Facilities Revenue
	Upper Valley Medical Center,
	Series 1996 C,
	6.000% 05/15/06	270,000	271,334
TN Knox County Health, Educational & Housing Facilities Authority
	East Tennessee Hospital,
	Series 2003 B,
	5.750% 07/01/33	650,000	689,020
TX Harris County Health Facilities Development Authority
	Rites-PA 549,
	Insured: MBIA
	7.307% 07/01/15(b)(c)	9,000,000	10,196,820
VA Fairfax County Industrial Development Authority
	Inova Health System,
	Series 1993 A,
	5.000% 08/15/23	10,000,000	10,802,100
VA Henrico County Industrial Development Authority
	Bon Secours Health,
	Series 1996,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	6.000% 08/15/16	5,000,000	5,719,550
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	4,250,000	4,716,310
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	4,900,000	5,233,543
Hospitals Total			113,334,459
Intermediate Care Facilities – 0.7%
IL Development Finance Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	2,335,000	2,255,844
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	12,035,000	11,627,013
Intermediate Care Facilities Total			13,882,857
Nursing Homes – 2.2%
CA San Diego Industrial Development
	Series 1986,
	8.750% 12/01/16(d)	4,100,000	4,121,730
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31(d)	895,000	936,286
IA Finance Authority
	Care Initiatives,
	Series 1998 B:
	5.500% 07/01/08	750,000	755,303
	5.750% 07/01/28	4,500,000	4,183,605
IA Marion
	Health Care Facilities Revenue,
	Series 2003,
	6.500% 01/01/29(d)	200,000	203,976
IN Gary
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(d)(e)	1,760,000	528,000
MA Development Finance Agency
	AHF/Woodlawn Manor, Inc.,
	Series 2000 A,
	7.750% 12/01/27(d)(e)	2,397,000	1,078,650
	Series 2000 B,
	10.250% 06/01/27(d)(e)	742,783	37,139
MA Industrial Finance Agency
	First Mortgage GF/Massachusetts, Inc.,
	Series 1994 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
	8.300% 07/01/23	11,090,000	11,018,913
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation,
	Series 1993,
	11.000% 11/01/22(d)(f)(g)	446,221	5,020
PA Cambria County Industrial Development Authority
	Beverly Enterprises,
	Series 1987,
	10.000% 06/18/12	1,000,000	1,134,160
PA Chester County Industrial Development Authority
	Pennsylvania Nursing Home,
	Series 2002,
	8.500% 05/01/32	6,425,000	6,692,473
PA Delaware County Industrial Development Authority
	Care Institute-Main Line LLC,
	Series 2005,
	9.000% 08/01/31	8,395,000	7,575,900
PA Lackawanna County Industrial Development Authority
	Greenridge Nursing Center,
	Series 1990,
	7.750% 12/01/10(d)(h)(i)	750,000	675,000
PA Luzerne County Industrial Development Authority
	Millville Nursing Center,
	Series 1990,
	7.750% 12/01/12(d)(h)(i)	2,395,000	2,155,500
PA Washington County Industrial Development Authority
	AHF Project,
	Series 2003,
	7.750% 01/01/29(d)	2,218,000	2,312,176
TN Metropolitan Government Nashville & Davidson County Health & Education Board
	AHF Project,
	Series 2003,
	7.750% 01/01/29(d)	508,000	529,570
Nursing Homes Total			43,943,401
HEALTH CARE TOTAL			188,215,414
HOUSING – 4.2%
Assisted Living/Senior – 1.2%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,640,000	1,502,470

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	9,195,000	9,483,079
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23(d)	3,275,000	2,794,852
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	2,095,000	2,199,834
NY Suffolk County Industrial Development Agency
	Gurwin-Jewish Phase II,
	Series 2004,
	6.700% 05/01/39	900,000	959,904
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24(d)	6,865,000	6,577,700
Assisted Living/Senior Total			23,517,839
Multi-Family – 2.7%
CO Health Facilities Authority
	Birchwood Manor,
	Series 1991 A,
	Insured: GNMA
	7.625% 04/01/26	1,835,000	1,840,358
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	7,925,000	8,243,347
	Cross Keys Apartments,
	Series 1998 A, AMT,
	5.750% 10/01/28	985,000	1,006,020
FL Capital Trust Agency
	Atlantic Housing Foundation, Inc.,
	Series 2005 C,
	5.875% 01/01/28	2,000,000	2,023,460
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	3,915,000	3,947,769
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: FSA
	5.250% 07/01/25	10,000,000	10,300,000
MN Lakeville
	Southfork Apartments Project,
	Series 1989 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	9.875% 02/01/20(d)	200,000	200,094
MN Minneapolis
	Riverplace Project,
	Series 1987 A,
	7.100% 01/01/20	35,000	35,212
MN Robbinsdale Economic Development Authority
	Broadway Court,
	Series 1999 A,
	6.875% 01/01/26	250,000	255,557
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	1,855,000	1,894,716
MN White Bear Lake
	Birch Lake Townhome:
	Series 1989 A,
	9.750% 07/15/19(d)	2,385,000	2,265,750
	Series 1989 B,
	(a) 07/15/19(d)	266,000	77,140
MO St. Louis Area Housing Finance Corp.
	Wellington Arms III,
	Series 1979,
	7.375% 01/01/21	1,650,049	1,657,128
NC Housing Finance Agency
	Series 1994 F,
	Insured: FHA
	6.600% 07/01/17	610,000	613,861
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	1,400,000	1,496,544
NY New York City Housing Development Corp.
	Series 2005 F-1,
	4.650% 11/01/25	5,000,000	5,153,000
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	8.500% 12/01/16(c)(d)	6,615,223	6,507,394
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	3,025,000	3,079,389
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments:
	Series 1990 A, AMT,
	10.000% 01/01/21(d)	760,000	627,806

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
	Series 1990 B, AMT,
	(a) 01/01/21(d)	822,000	1,665,660
Multi-Family Total			52,890,205
Single-Family – 0.3%
CA Housing Finance Authority
	Series 1984 B,
	(a) 08/01/16	325,000	104,949
CO El Paso County School District No. 11
	Series 1988 A, AMT,
	Insured: GNMA
	8.375% 03/25/19	123,301	125,500
CO Housing Finance Authority
	Single Family Housing,
	Series 1996 B-1, AMT,
	7.650% 11/01/26	115,000	116,328
FL Brevard County
	Single Family Mortgage,
	Series 1985,
	Insured: FGIC
	(a) 04/01/17	435,000	144,042
FL Lee County Housing Finance Authority
	Series 1996 A-1, AMT,
	Insured: GNMA
	7.350% 03/01/27	235,000	238,558
	Series 1998 A-2, AMT,
	Insured: GNMA
	6.300% 03/01/29	235,000	237,136
FL Manatee County Housing Finance Authority
	Series 1996 I, AMT,
	Insured: GNMA
	7.450% 05/01/27	145,000	145,703
IL Chicago
	Single Family Mortgage:
	Series 1996 B, AMT,
	Insured: GNMA
	7.625% 09/01/27	50,000	50,386
	Series 1997 A, AMT
	Insured: GNMA
	7.250% 09/01/28	45,000	45,334
MA Housing Finance Agency
	Series 1992 21, AMT,
	7.125% 06/01/25	775,000	775,907
MN Dakota County Housing & Redevelopment Authority
	Series 1986,
	Insured: GNMA
	7.200% 12/01/09	5,000	5,012
NC Housing Finance Agency
	Series 1998, AMT,
	5.250% 03/01/17	400,000	414,604

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
NM Mortgage Finance Authority
	Series 1999 D-2, AMT,
	Insured: GNMA
	6.750% 09/01/29	1,465,000	1,513,682
	Series 2000 A-2, AMT,
	Insured: FHA
	7.100% 09/01/30	390,000	395,885
NV Housing Division
	Series 1991 A-2, AMT,
	Insured: FHA
	7.750% 04/01/22	75,000	75,152
OH Housing Finance Agency
	Series 1997 A-1, AMT,
	Insured: GNMA
	6.050% 09/01/17	360,000	373,432
OK Housing Finance Agency
	Series 1999 B-1,
	Insured: GNMA
	6.800% 09/01/16	215,000	216,791
OR Department of Housing & Community Services
	Series 1998 A,
	5.150% 07/01/15	35,000	36,082
RI Housing & Mortgage Finance Corp.
	Series 1988, AMT,
	Insured: FHA
	7.550% 10/01/22	515,000	516,493
Single-Family Total			5,530,976
HOUSING TOTAL			81,939,020
INDUSTRIALS – 1.9%
Food Products – 0.7%
FL Hendry County Industrial Development Authority
	Savannah Foods & Industries,
	Series 1992, AMT,
	6.400% 03/01/17	1,500,000	1,502,760
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	3,000,000	3,189,450
MI Strategic Fund
	Imperial Holly Corp.,
	Series 1998 A,
	6.250% 11/01/15	2,250,000	2,283,165
	Series 1998 B,
	6.450% 11/01/25	3,500,000	3,444,875
	Series 1998 C, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
	6.550% 11/01/25	4,250,000	4,165,212
Food Products Total			14,585,462
Forest Products & Paper – 0.2%
FL Escambia County Environmental Improvement Revenue
	International Paper Co.,
	Series 2003 A, AMT,
	5.750% 11/01/27	2,750,000	2,846,250
IA Cedar Rapids
	Weyerhaeuser Co. Project,
	Series 1984,
	9.000% 08/01/14	1,000,000	1,222,050
Forest Products & Paper Total			4,068,300
Manufacturing – 0.7%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	2,220,000	2,248,705
KS Wichita Airport Authority
	Cessna Citation Service Center,
	Series 2002 A, AMT,
	6.250% 06/15/32	5,000,000	5,338,700
MN Alexandria Industrial Development
	Seluemed Ltd. LLP Project,
	Series 1998, AMT,
	5.850% 03/01/18	830,000	835,013
MO Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,
	5.200% 03/15/29	4,385,000	4,855,949
Manufacturing Total			13,278,367
Metals & Mining – 0.1%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(c)	1,120,000	1,111,085
Metals & Mining Total			1,111,085
Oil & Gas – 0.2%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	1,140,000	1,246,305
VI Virgin Islands Public Finance Authority
	Hovensa LLC,
	Series 2003, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – (continued)
	6.125% 07/01/22	2,975,000	3,267,562
Oil & Gas Total			4,513,867
INDUSTRIALS TOTAL			37,557,081
OTHER – 18.3%
Other – 0.0%
MI Strategic Fund Obligation Ltd.
	NSF International Project,
	Series 2004,
	5.250% 08/01/26	600,000	624,276
Other Total			624,276
Pool/Bond Bank – 0.9%
FL Municipal Loan Council
	Series 2000 A,
	Insured: MBIA
	(a) 04/01/21	1,000,000	518,490
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	10,000,000	11,888,200
OH Water Development Authority
	Water Pollution Control Revenue,
	Series 2005 B,
	4.750% 06/01/25	5,000,000	5,204,950
Pool/Bond Bank Total			17,611,640
Refunded/Escrowed(j) – 16.9%
AK Anchorage
	Ice Rink Revenue,
	Series 1998,
	Pre-refunded 07/01/10,
	6.250% 01/01/12	1,430,000	1,512,840
AZ Maricopa County Industrial Development Authority
	Advantage Point,
	Series 1996 A,
	Escrowed to Maturity,
	6.625% 07/01/26	2,750,000	2,834,095
	Single Family,
	Series 1984,
	Escrowed to Maturity,
	(a) 02/01/16	4,500,000	2,995,425
AZ Pima County Industrial Development Authority
	Series 1989, AMT,
	Escrowed to Maturity,
	8.200% 09/01/21	12,370,000	16,929,458
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Escrowed to Maturity

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(j) – (continued)
	(a) 01/01/18	10,000,000	6,091,600
CA Palmdale Community Redevelopment Agency
	Series 1986 A, AMT,
	Escrowed to Maturity,
	Insured: FHA
	8.000% 03/01/16	3,000,000	3,987,600
	Series 1986 D, AMT,
	Escrowed to Maturity,
	Insured: MBIA
	8.000% 04/01/16	7,000,000	9,319,660
CA Perris Community Facilities District
	Series 1991 2-90,
	Escrowed to Maturity,
	8.750% 10/01/21	6,165,000	9,441,204
CA Pomona
	Series 1990 A,
	Escrowed to Maturity,
	Insured: GNMA
	7.600% 05/01/23	10,000,000	13,083,800
CA Riverside County
	Series 1998, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	8.300% 11/01/12	10,000,000	12,514,300
CO Mesa County
	Series 1992,
	Escrowed to Maturity,
	(a) 12/01/11	5,905,000	4,738,940
FL Jacksonville Transportation Authority
	Series 1985,
	Escrowed to Maturity,
	9.200% 01/01/15	2,000,000	2,635,680
FL Melbourne
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 10/01/19	600,000	340,128
FL Mid-Bay Bridge Authority
	Series 1991 A,
	Escrowed to Maturity,
	6.875% 10/01/22	2,000,000	2,626,940
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 A,
	Escrowed to Maturity, Insured: MBIA
	6.250% 10/01/16	2,120,000	2,524,666
	Series 2002,
	Pre-refunded 12/01/12,
	5.750% 12/01/32	1,650,000	1,845,607

FL Orlando Utilities Commission Water & Electric Revenue

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(j) – (continued)
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	3,750,000	4,524,637
FL Seminole County
	Series 1992,
	Escrowed to Maturity,
	Insured: MBIA
	6.000% 10/01/19	1,030,000	1,210,487
FL Tampa Bay Water Utility Systems
	Series 1991 I,
	Pre-refunded 10/01/11,
	Insured: FGIC
	8.156% 10/01/23(b)(c)	500,000	605,435
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	475,000	491,331
GA Fulton County Water & Sewer
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.375% 01/01/14	13,270,000	15,165,354
GA Municipal Electric Authority
	Series 1991,
	Escrowed to Maturity,
	Insured: MBIA:
	6.600% 01/01/18	420,000	499,376
	6.600% 01/01/18	3,600,000	4,336,416
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	6,000,000	7,740,900
IL Metropolitan Pier & Exposition Authority
	Series 1996,
	Escrowed to Maturity,
	Insured: MBIA
	(a) 06/15/12	2,655,000	2,080,750
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: MBIA:
	(a) 05/01/19	7,710,000	4,413,127
	(a) 05/01/20	7,750,000	4,240,257
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	3,610,000	3,932,878
	Insured: FGIC:
	5.000% 01/01/20	12,665,000	13,797,758

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(j) – (continued)
	5.125% 01/01/23	3,600,000	4,031,784

MI Kalamazoo Hospital Finance Authority
	Borgess Medical Center,
	Series 1994 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.250% 06/01/14	1,000,000	1,168,100
MI State
	525 Redevco, Inc.,
	Series 2000,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 06/01/21	5,000,000	2,573,700
MN Dakota & Washington Counties Housing & Redevelopment Authority
	Series 1988, AMT,
	Escrowed to Maturity,
	Insured: GNMA
	8.150% 09/01/16	235,000	316,940
MN Moorhead
	Series 1979,
	Escrowed to Maturity,
	Insured: FHA
	7.100% 08/01/11	20,000	21,985
MN University of Minnesota
	Series 1996 A,
	Escrowed to Maturity
	5.500% 07/01/21	1,000,000	1,153,580
MN Western Minnesota Municipal Power Agency
	Series 1983 A,
	Escrowed to Maturity,
	Insured: MBIA
	9.750% 01/01/16	1,000,000	1,454,970
NC Eastern Municipal Power Agency
	Series 1987 A,
	Pre-refunded 01/01/22,
	4.500% 01/01/24	1,750,000	1,845,532
	Series 1991 A,
	Escrowed to Maturity:
	5.000% 01/01/21	8,735,000	9,587,711
	6.500% 01/01/18	5,815,000	7,237,582
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity,
	9.000% 05/01/07	205,000	211,976
NC Medical Care Commission
	Annie Penn Memorial Hospital,
	Series 1998,
	Pre-refunded 01/01/15,
	5.375% 01/01/22	500,000	533,850
NC Randolph County
	Certificates of Participation,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(j) – (continued)
	Series 2000,
	Pre-refunded 06/01/09,
	Insured: FSA
	5.750% 06/01/22	250,000	269,743
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Escrowed to Maturity,
	Insured: MBIA
	7.000% 06/15/12	10,135,000	12,017,779
NJ Turnpike Authority
	Series 1991 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	11,000,000	12,929,180
	Series 2005 C,
	Escrowed to Maturity,
	Insured: MBIA
	6.500% 01/01/16	965,000	1,136,432
NV Henderson Healthcare Facility
	Series 1999 A,
	Pre-refunded 07/01/10,
	6.750% 07/01/20	3,680,000	4,162,264
NY Triborough Bridge & Tunnel Authority
	Series 1992 Y,
	Escrowed to Maturity,
	6.125% 01/01/21	14,000,000	17,164,420
	Series 1992,
	Escrowed to Maturity,
	Insured: CAP
	6.125% 01/01/21	7,000,000	8,582,210
	Insured: MBIA
	5.500% 01/01/17	2,000,000	2,252,660
OH Cleveland-Cuyahoga County Port Authority
	Oglebay Norton Co.,
	Series 1997, AMT,
	Escrowed to Maturity,
	6.000% 03/01/07	140,000	142,283
OH Hilliard School District
	Series 1995 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 12/01/12	2,505,000	1,932,432
PA Convention Center Authority
	Series 1989 A,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 09/01/19	14,010,000	16,768,149
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Escrowed to Maturity,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(j) – (continued)
	(a) 08/15/23	5,000,000	2,310,350

PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	230,000	288,213
SC Piedmont Municipal Power Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 01/01/13	9,800,000	7,075,698
	Insured: MBIA
	5.375% 01/01/25	3,960,000	4,570,513
	Series 1998,
	Escrowed to Maturity,
	Insured: AMBAC
	(a) 01/01/13	18,585,000	12,645,792
	Insured: MBIA
	5.375% 01/01/25	435,000	499,645
TX Houston Water & Sewer System
	Series 1998 A,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/19	25,155,000	13,859,147
	Series 1998,
	Escrowed to Maturity,
	Insured: FSA
	(a) 12/01/23	2,515,000	1,139,144
TX Research Laboratory Commission Finance Authority
	Superconducting Super Collider,
	Series 1991,
	Escrowed to Maturity,
	6.950% 12/01/12	10,000,000	11,226,000
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000 A,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	10,410,000	11,853,451
Refunded/Escrowed Total			329,423,864
Tobacco – 0.5%
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	6,165,000	6,934,084

VA Tobacco Settlement Financing Corp.
	Series 2005,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
	5.500% 06/01/26	2,000,000	2,059,780
Tobacco Total			8,993,864
OTHER TOTAL			356,653,644
OTHER REVENUE – 1.5%
Hotels – 0.4%
MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,
	6.500% 09/01/35	3,000,000	3,087,150
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	4,000,000	3,989,560
Hotels Total			7,076,710
Recreation – 0.8%
CA Agua Caliente Band Cahuilla Indians
	Series 2003,
	6.000% 07/01/18	1,750,000	1,886,378
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(c)	2,235,000	2,289,020
	8.750% 10/01/19(c)	8,310,000	8,515,506
CO Metropolitan Football Stadium District
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/11	3,650,000	3,047,640
Recreation Total			15,738,544
Retail – 0.3%
MN International Falls
	Boise Cascade Corp.,
	Series 1999, AMT,
	6.850% 12/01/29	5,425,000	5,799,813
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11(d)	155,000	154,819
Retail Total			5,954,632
OTHER REVENUE TOTAL			28,769,886
RESOURCE RECOVERY – 0.6%
Disposal – 0.3%
IL Development Finance Authority
	Waste Management, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – (continued)
Disposal – (continued)
	Series 1997, AMT,
	5.050% 01/01/10	3,000,000	3,086,220
MI Strategic Fund
	Waste Management, Inc.,
	Series 1995, AMT,
	5.200% 04/01/10	1,000,000	1,035,490
NV Department of Business & Industry
	Republic Services, Inc.,
	Series 2003, AMT,
	5.625% 12/01/26(b)(c)	2,000,000	2,181,500
Disposal Total			6,303,210
Resource Recovery – 0.3%
FL Palm Beach County Solid Waste Authority
	Series 1998 A,
	Insured: AMBAC
	(a) 10/01/12	1,855,000	1,434,323
MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,
	5.400% 12/01/11	3,300,000	3,366,198
Resource Recovery Total			4,800,521
RESOURCE RECOVERY TOTAL			11,103,731
TAX-BACKED – 33.7%
Local Appropriated – 2.1%
CA Los Angeles County Schools
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/22	2,180,000	1,030,551
IL Chicago Board of Education
	Series 1992 A,
	Insured: MBIA:
	6.000% 01/01/16	5,000,000	5,828,800
	6.000% 01/01/20	8,000,000	9,436,160
	6.250% 01/01/15	8,400,000	9,582,636
IN Crown Point School Building Corp.
	Series 2000,
	Insured: MBIA
	(a) 01/15/19	8,165,000	4,643,517
MN Hibbing Economic Development Authority
	Series 1997,
	6.400% 02/01/12	500,000	505,245
MO St. Louis Industrial Development Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC
	(a) 07/15/18	2,000,000	1,187,400

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
NC Rowan County
	Justice Center Project,
	Series 1992,
	6.250% 12/01/07	190,000	195,774
TX Houston Independent School District
	Series 1998 A,
	Insured: AMBAC:
	(a) 09/15/14	3,885,000	2,733,836
	(a) 09/15/18	3,885,000	2,245,530
	(a) 09/15/20	3,885,000	2,036,401
	Series 1998 B,
	Insured: AMBAC
	(a) 09/15/15	2,000,000	1,341,880
Local Appropriated Total			40,767,730
Local General Obligations – 13.3%
AK North Slope Borough
	Series 1999 B,
	Insured: MBIA
	(a) 06/30/10	12,515,000	10,647,261
	Series 2000 B,
	Insured: MBIA
	(a) 06/30/10	20,000,000	17,037,000
	Series 2001 A,
	Insured: MBIA
	(a) 06/30/12	23,000,000	18,016,360
CA Benicia Unified School District
	Series 1997 A,
	Insured: FGIC
	(a) 08/01/21	5,955,000	3,024,842
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: FGIC
	(a) 09/01/18	1,390,000	810,717
CA Golden West School Authority
	Series 1999 A,
	Insured: MBIA:
	(a) 08/01/14	3,980,000	2,856,486
	(a) 08/01/15	1,500,000	1,025,490
CA Modesto High School District
	Series 2002 A,
	Insured: FGIC
	(a) 08/01/17	2,500,000	1,540,000
CA Morgan Hill Unified School District
	Series 2002,
	Insured: FGIC
	(a) 08/01/22	3,345,000	1,620,853
CA San Juan Unified School District
	Series 2001,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: FSA:
	(a) 08/01/17	1,525,000	939,400
	(a) 08/01/18	1,785,000	1,044,975
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 02/01/20	1,000,000	1,201,320
CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA
	6.000% 08/01/24	2,320,000	2,868,912
CA Yuba City Unified School District
	Series 2000,
	Insured: FGIC
	(a) 09/01/18	1,160,000	677,568
CO El Paso County School District No. 11
	Series 1996:
	7.100% 12/01/16	2,105,000	2,659,394
	7.125% 12/01/20	7,350,000	9,431,446
GA Fulton County School District
	Series 1998,
	Insured: MBIA
	5.500% 01/01/21	5,745,000	6,695,166
IL Champaign County
	Series 1999,
	Insured: FGIC:
	8.250% 01/01/20	1,015,000	1,435,799
	8.250% 01/01/23	1,420,000	2,079,491
IL Chicago Board of Education
	Series 1998 B-1,
	Insured: FGIC:
	(a) 12/01/10	3,905,000	3,273,757
	(a) 12/01/13	13,400,000	9,830,374
	(a) 12/01/21	8,000,000	4,023,120
	(a) 12/01/22	25,200,000	12,111,876
	Series 1999 A,
	Insured: FGIC
	(a) 12/01/09	5,000,000	4,363,350
IL Chicago
	Series 1999,
	Insured: FGIC
	5.500% 01/01/23	9,750,000	11,345,977
IL Coles & Cumberland Counties Unified School District
	Series 2000,
	Insured: FSA
	(a) 12/01/12	3,030,000	2,329,676
IL Cook County School District No. 102

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Series 2001,
	Insured: FGIC
	(a) 12/01/20	3,065,000	1,589,754
IL De Kalb County Community Unified School District No. 424
	Series 2001,
	Insured: AMBAC:
	(a) 01/01/20	2,575,000	1,404,044
	(a) 01/01/21	2,675,000	1,392,204
IL Development Finance Authority Elgin School District No. U46
	Series 2001,
	Insured: FSA
	(a) 01/01/16	2,660,000	1,765,256
IL Du Page County Community High School District No. 99
	Series 1998,
	Insured: FSA:
	(a) 12/01/10	2,245,000	1,875,069
	(a) 12/01/11	1,280,000	1,024,922
IL Lake & McHenry Counties Community Unified School District
	Series 1998,
	Insured: FGIC:
	(a) 02/01/09	2,355,000	2,122,232
	(a) 02/01/10	2,060,000	1,783,713
IL Lake County School District No. 56
	Series 1997,
	Insured: FGIC
	9.000% 01/01/17	10,440,000	14,823,756
IL Will County Forest Preservation District
	Series 1999 B,
	Insured: FGIC
	(a) 12/01/16	1,000,000	636,880
IL Will County United School District No. 365-UVY
	Series 1999 B,
	Insured: FSA
	(a) 11/01/18	3,370,000	1,946,411
KS Johnson County Unified School District No. 2
	Series 2001 B,
	Insured: FGIC
	5.500% 09/01/17	6,545,000	7,486,956
KS Wyandotte County
	Series 1998,
	Insured: MBIA
	4.500% 09/01/28	2,900,000	2,906,467
LA New Orleans
	Series 1991,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	Insured: AMBAC
	(a) 09/01/12	6,250,000	4,649,625
MI Detroit City School District
	Series 2005 A,
	Insured: FSA
	5.250% 05/01/30	10,000,000	11,468,000
MI Holland School District
	Series 1992,
	Insured: AMBAC
	(a) 05/01/17	1,190,000	745,166
MI Paw Paw Public School District
	Series 1998,
	Insured: FGIC
	5.000% 05/01/25	1,020,000	1,128,089
MI Redford Unified School District
	Series 1997,
	Insured: AMBAC
	5.000% 05/01/22	650,000	717,828
MI St. John’s Public School
	Series 1998,
	Insured: FGIC
	5.100% 05/01/25	1,790,000	2,005,641
MN Rosemount Independent School District No. 196
	Series 1994 B,
	Insured: CGIC
	(a) 06/01/10	775,000	664,896
MO Springfield School District No. R-12
	Series 1991 B,
	Insured: FGIC
	9.500% 03/01/07	600,000	635,310
NE Omaha Convention Center/Arena
	Series 2004,
	5.250% 04/01/23	5,000,000	5,728,000
OH Adams County Ohio Valley Local School District
	Series 1995,
	Insured: MBIA
	7.000% 12/01/15	3,000,000	3,614,070
OH Crooksville Exempt Village School District
	Series 1986,
	7.375% 12/01/07	25,000	26,332
OH Cuyahoga County
	Series 1993 A,
	Insured: MBIA
	(a) 10/01/12	1,000,000	776,730
OH Dublin City School District
	Series 1997,
	Insured: MBIA
	(a) 12/01/11	900,000	724,734

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
OH Gahanna-Jefferson City School District
	Series 1993,
	Insured: AMBAC
	(a) 12/01/11	795,000	640,905
OH Kings Local School District
	Series 1995,
	Insured: FGIC
	7.500% 12/01/16	2,110,000	2,635,031
OH Massillon City School District
	Series 2002,
	Insured: AMBAC:
	(a) 12/01/09	900,000	785,979
	(a) 12/01/11	1,000,000	805,260
OH Monroe Local School District
	Series 2002,
	Insured: AMBAC
	5.750% 12/01/19	1,195,000	1,417,342
OH Pickerington Local School District
	Series 2001,
	Insured: FGIC:
	(a) 12/01/14	2,000,000	1,405,560
	(a) 12/01/15	1,500,000	1,005,810
	(a) 12/01/16	1,340,000	855,215
OH River Valley Local School District
	School Facilities Construction & Improvement,
	Series 2001,
	Insured: FSA
	5.250% 11/01/23	500,000	572,450
OH Tri-County North Local School District
	Series 1986,
	8.125% 12/01/06	75,000	77,156
OH West Chester Township
	Series 2002,
	Insured: AMBAC
	5.750% 12/01/20	1,000,000	1,194,690
OR Linn County Community School District No. 9
	Series 2005,
	Insured: FGIC
	5.500% 06/15/30	1,435,000	1,714,825
PA Cornwall-Lebanon School District
	Series 2001,
	Insured: FSA
	(a) 03/15/18	3,020,000	1,802,306
PA Westmoreland County Municipal Authority
	Series 2000 A,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
	(a) 06/01/13	3,000,000	2,254,170
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	7,500,000	7,997,175
TX Hurst Euless Bedford Independent School District
	Series 1998,
	Insured: PSFG
	4.500% 08/15/25	16,000,000	16,044,160
TX North East Independent School District
	Series 1999,
	Insured: PSFG
	4.500% 10/01/28	6,000,000	5,999,760
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/20	6,150,000	3,228,319
WA King & Snohomish Counties School District No. 417
	Series 1998 B,
	Insured: FGIC:
	(a) 06/15/14	1,800,000	1,287,666
	(a) 06/15/16	3,315,000	2,155,512
Local General Obligations Total			260,411,986
Special Non-Property Tax – 6.8%
FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA
	5.750% 10/01/25	2,500,000	3,028,925
FL Tampa
	Series 1996,
	Insured: AMBAC
	(a) 04/01/21	900,000	468,576
IL Metropolitan Pier & Exposition Authority
	Series 1996 A,
	Insured: MBIA:
	(a) 06/15/12	2,345,000	1,838,925
	(a) 12/15/12	8,850,000	6,798,304
IL Sales Tax Revenue
	Series 2002,
	Insured: FGIC
	6.000% 06/15/23	4,000,000	4,912,200
MA Massachusetts Bay Transportation Authority
	Series 2003 A,
	5.250% 07/01/19	6,000,000	6,769,260
	Series 2005 A,
	5.000% 07/01/25	3,000,000	3,332,430
	Series 2005 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	Insured: MBIA
	5.500% 07/01/29	2,000,000	2,380,960
	Series 2006 A,
	5.250% 07/01/29(k)	1,500,000	1,732,785
MI Trunk Line
	Series 2004,
	Insured: FSA
	5.000% 11/01/19	2,025,000	2,241,108
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,
	5.500% 06/15/31	775,000	807,403
NY Dormitory Authority
	State Personal Income Tax Revenue,
	Series B,
	Insured: AMBAC
	5.500% 03/15/27	5,860,000	6,953,945
NY Local Government Assistance Corp.
	Series 1993 C,
	5.500% 04/01/17	3,800,000	4,271,998
	Series 1993 E,
	Insured: MBIA
	5.000% 04/01/21	3,655,000	4,035,376
	Series E,
	Insured: AMBAC
	5.250% 04/01/16	15,060,000	16,653,499
OH Hamilton County Sales Tax Revenue
	Series 2000 B,
	Insured: AMBAC
	(a) 12/01/20	2,000,000	1,053,660
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1996 Z,
	Insured: FSA
	6.000% 07/01/18	10,000,000	11,986,600
	Series 2002 E,
	Insured: FSA:
	5.500% 07/01/14	10,000,000	11,235,500
	5.500% 07/01/17	5,400,000	6,169,554
	Series 2003 AA,
	Insured: MBIA:
	5.500% 07/01/17	3,000,000	3,427,530
	5.500% 07/01/19	4,000,000	4,628,920
	5.500% 07/01/20	4,000,000	4,649,800
	Series 2005 L,
	Insured: MBIA
	5.250% 07/01/35	5,000,000	5,852,350
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – (continued)
	5.500% 07/01/24	4,000,000	4,699,720
	Series 2005 C,
	Insured: AMBAC
	5.500% 07/01/26	2,000,000	2,368,360
TX Harris County Houston Sports Authority
	Series 2001 A,
	Insured: MBIA:
	(a) 11/15/14	3,905,000	2,728,462
	(a) 11/15/15	3,975,000	2,647,708
	(a) 11/15/16	4,040,000	2,560,027
WA Central Puget Sound Regional Transportation Authority
	Series 1998,
	Insured: FGIC
	5.250% 02/01/21	1,500,000	1,689,315
Special Non-Property Tax Total			131,923,200
Special Property Tax – 0.8%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	1,850,000	1,932,491
CA Santa Margarita Water District
	Community Facilities District No. 99-1,
	Series 1999,
	6.250% 09/01/29	4,950,000	5,247,445
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	1,385,000	1,509,553
FL Heritage Palms Community Development District
	Series 1999 A,
	6.750% 05/01/21	100,000	102,150
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	515,000	520,140
FL Maple Ridge Community Development District
	Series 2000,
	7.150% 05/01/31	190,000	204,450
FL Orlando
	Conroy Road Interchange,
	Series 1998 A,
	5.800% 05/01/26	300,000	305,997
FL Stoneybrook Community Development District
	Series 1998 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
	6.100% 05/01/19	225,000	227,282
	Series 1998 B,
	5.700% 05/01/08	85,000	85,215
FL Village Center Community Development District
	Series 1998 A,
	Insured: MBIA
	5.500% 11/01/12	750,000	830,565
FL Westchester Community Development District No. 1
	Special Assessment,
	Series 2003,
	6.000% 05/01/23	2,560,000	2,674,662
IL Sports Facilities Authority
	Series 2001,
	Insured: AMBAC
	(a) 06/15/18	4,000,000	2,366,280
Special Property Tax Total			16,006,230
State Appropriated – 6.7%
KY Turnpike Authority
	Series 1992,
	Insured: FGIC
	(a) 01/01/10	7,500,000	6,527,025
NJ Economic Development Authority
	School Facilities Construction,
	Series 2005 N-1,
	Insured: FGIC
	5.500% 09/01/27	5,000,000	5,922,500
NJ Transportation Trust Fund Authority
	Series 1995 B,
	Insured: MBIA
	7.000% 06/15/12	16,865,000	19,894,123
	Series 1999 A:
	5.750% 06/15/18	5,000,000	5,774,550
	5.750% 06/15/20	4,150,000	4,855,458
NY Dormitory Authority
	City University,
	Series 1993 A,
	6.000% 07/01/20	13,350,000	15,950,313
	Series 1993 A,
	Insured: CGIC
	6.000% 07/01/20	6,140,000	7,439,899
	Insured: FSA
	5.500% 05/15/19	2,350,000	2,701,090
	State University Facilities,
	Series 1993 A,
	Insured: FGIC
	5.875% 05/15/17	28,240,000	32,993,639
	State University of New York,
	Series 1990 A,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State Appropriated – (continued)
	7.500% 05/15/13	8,000,000	9,768,640
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC
	5.375% 06/01/17	5,000,000	5,652,900
	Series 2002 E,
	6.000% 08/01/26	2,470,000	2,972,620
UT Building Ownership Authority
	Facilities Master Lease,
	Series 1998 C,
	Insured: FSA
	5.500% 05/15/19	3,450,000	3,961,601
WA State
	Series 2000 S-5,
	Insured: FGIC
	(a) 01/01/19	5,000,000	2,869,250
WV Building Commission
	Series 1998 A,
	Insured: AMBAC
	5.375% 07/01/21	3,215,000	3,654,523
State Appropriated Total			130,938,131
State General Obligations – 4.0%
CA State
	Series 2002,
	Insured: AMBAC:
	6.000% 04/01/16	3,000,000	3,524,040
	6.000% 04/01/18	3,000,000	3,593,010
	Series 2003,
	5.250% 02/01/23	5,000,000	5,605,350
	Series 2004,
	5.000% 02/01/22	2,000,000	2,106,840
IL State
	Series 2001,
	Insured: FGIC
	6.000% 11/01/26	3,000,000	3,745,860
MA Massachusetts Bay Transportation Authority
	Series 1992 B,
	Insured: MBIA
	6.200% 03/01/16	3,825,000	4,443,273
	Series 1994 A:
	7.000% 03/01/14	3,150,000	3,759,588
	Insured: FSA
	7.000% 03/01/19	2,500,000	3,133,975
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: FSA
	5.250% 01/01/27	1,410,000	1,616,311

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
State General Obligations – (continued)
NV State
	Series 1992 A,
	6.800% 07/01/12	60,000	60,170
OR State
	Series 1980:
	7.250% 01/01/07	100,000	103,129
	8.250% 01/01/07	200,000	207,862
	9.200% 04/01/08	180,000	200,394
	Series 1997 76A,
	5.550% 04/01/09	35,000	35,042
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 2001,
	Insured: FSA
	5.500% 07/01/17	13,130,000	15,001,156
	Highway & Transportation Authority,
	Series 1998 A,
	Insured: AMBAC:
	5.500% 07/01/12	300,000	332,226
	5.500% 07/01/14	310,000	348,301
	Public Finance Corp.,
	Series 1998 A,
	Insured: AMBAC
	5.125% 06/01/24	3,000,000	3,367,560
	Public Import,
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/21	4,500,000	5,245,560
	Public Improvement:
	Series 2001 A,
	Insured: MBIA
	5.500% 07/01/16	4,230,000	4,824,442
	Series 2002 A,
	Insured: FGIC
	5.500% 07/01/19	7,000,000	8,100,610
	Series 1996,
	Insured: AMBAC
	6.500% 07/01/15	2,650,000	3,203,426
	Series 2004 A,
	5.250% 07/01/21	3,000,000	3,221,760
TX Public Finance Authority
	Series 1997,
	(a) 10/01/13	4,000,000	2,961,280
State General Obligations Total			78,741,165
TAX-BACKED TOTAL			658,788,442
TRANSPORTATION – 8.7%
Air Transportation – 1.6%
IL Chicago O’Hare International Airport
	United Air Lines, Inc.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
	Series 1999 A,
	5.350% 09/01/16(f)	4,100,000	789,414
IN Indianapolis Airport Authority
	FedEx Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	3,000,000	3,150,720
	United Airlines, Inc.,
	Series 1995 A, AMT,
	6.500% 11/15/31(f)	1,360,000	242,311
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.,
	Series 2001 A, AMT,
	7.000% 04/01/25(l)	7,750,000	5,238,768
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27	4,300,000	3,437,592
	Series 2000, AMT,
	7.750% 02/01/28	6,750,000	6,810,075
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT:
	6.250% 09/15/19	1,300,000	1,279,226
	6.250% 09/15/29	2,000,000	1,946,840
	6.400% 09/15/23	4,000,000	3,969,040
TX Dallas-Fort Worth International Airport
	Series 2000, AMT,
	8.500% 05/01/29	4,000,000	4,050,040
Air Transportation Total			30,914,026
Airports – 0.7%
MA Port Authority
	Series 1999, IFRN, AMT,
	Insured: FGIC
	8.755% 01/01/21(b)(c)	2,500,000	2,871,675
	Series 1999, IFRN,
	Insured: FGIC
	8.265% 07/01/29(b)(c)	2,500,000	2,921,600
MO St. Louis Airport Revenue
	Lambert-St. Louis International Airport,
	Series 2005,
	Insured: MBIA
	5.500% 07/01/27	4,000,000	4,709,160
NC Charlotte
	Series 1999, AMT,
	Insured: MBIA
	8.730% 06/15/22(b)(c)	2,000,000	2,310,300
Airports Total			12,812,735

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – 5.4%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/14	14,450,000	10,598,931
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA:
	(a) 09/01/11	17,685,000	14,378,612
	(a) 09/01/22	6,515,000	3,145,377
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	18,600,000	10,901,646
MA Turnpike Authority
	Series 1997 A,
	Insured: MBIA
	(a) 01/01/24	7,000,000	3,169,810
	Series 1997 C,
	Insured: MBIA:
	(a) 01/01/18	4,700,000	2,836,591
	(a) 01/01/20	17,000,000	9,307,160
NJ Turnpike Authority
	Series 1991 C:
	Insured: FSA
	6.500% 01/01/16	8,500,000	9,968,800
	Insured: MBIA
	6.500% 01/01/16	2,840,000	3,330,752
	Series 2005,
	Insured: FSA
	5.250% 01/01/30	2,000,000	2,307,660
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	Insured: MBIA:
	5.500% 11/15/18	4,950,000	5,716,161
	5.500% 11/15/20	6,425,000	7,496,433
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/24	7,000,000	8,246,980
TX Turnpike Authority
	Central Texas Capital Appreciation,
	Series 2002 A,
	Insured: AMBAC
	(a) 08/15/18	10,000,000	5,858,700
VA Richmond Metropolitan Authority
	Series 1998,
	Insured: FGIC
	5.250% 07/15/22	7,800,000	8,892,234
Toll Facilities Total			106,155,847

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – 1.0%
CA San Francisco Bay Area Rapid Transit District
	Series 1999,
	Insured: FGIC
	7.656% 01/01/08(b)(c)	5,000,000	5,729,200
GA Metropolitan Atlanta Rapid Transit Authority Revenue
	Series 1992 P,
	Insured: AMBAC
	6.250% 07/01/20	4,000,000	4,754,480
NV Department of Business & Industry
	Las Vegas Monorail,
	Series 2000:
	7.375% 01/01/40	3,500,000	3,621,975
	7.375% 01/01/30	1,650,000	1,715,588
OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,
	6.450% 12/15/21	3,950,000	4,570,110
Transportation Total			20,391,353
TRANSPORTATION TOTAL			170,273,961
UTILITIES – 15.4%
Independent Power Producers – 1.0%
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/19	7,000,000	7,059,500
NY Suffolk County Industrial Development Authority
	Nissequogue Cogenaration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	7,800,000	7,315,074
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	750,000	791,505
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	3,420,000	3,719,147
Independent Power Producers Total			18,885,226
Investor Owned – 3.3%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
	Series 1997 A, AMT,
	6.100% 09/01/25	2,000,000	2,004,100
CO Adams County
	Public Service Co.,
	Series 2005 A,
	Insured: MBIA
	4.375% 09/01/17	7,450,000	7,594,083
IN Development Finance Authority
	Series 1999, AMT,
	5.950% 08/01/30	5,000,000	5,118,600
IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: AMBAC
	5.400% 08/01/17	5,000,000	5,567,750
	Series 1995 C, AMT,
	5.950% 12/01/29	5,000,000	5,165,350
MI Strategic Fund
	Detroit Edison Co.,
	Series 1991 BB,
	Insured: AMBAC
	7.000% 05/01/21	2,505,000	3,289,366
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993, IFRN,
	9.238% 04/01/20(b)	13,000,000	14,911,520
OH Air Quality Development Authority
	Cleveland Electric Illuminating Co.,
	Series 2002 A,
	6.000% 12/01/13	500,000	521,320
TX Brazos River Authority Pollution Control Revenue
	Series 1999 B, AMT,
	6.750% 09/01/34(b)	12,455,000	14,023,084
TX Sabine River Authority Pollution Control Revenue
	Series 2001,
	5.200% 05/01/28	3,000,000	3,043,050
VA Chesterfield County Industrial Development Authority
	Virginia Electric & Power Co.,
	Series 1987 B,
	5.875% 06/01/17	1,250,000	1,366,700
WY Lincoln County Environmental Improvement
	Pacificorp Project,
	Series 1995, AMT,
	4.125% 11/01/25(b)	2,500,000	2,426,475
Investor Owned Total			65,031,398

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Joint Power Authority – 3.3%
MN Anoka County Solid Waste Disposal
	National Power Association,
	Series 1987 A, AMT,
	6.950% 12/01/08	170,000	171,151
NC Eastern Municipal Power Agency
	Series 1991 A,
	6.500% 01/01/18	2,185,000	2,598,118
	Series 1992,
	Insured: MBIA
	(a) 01/01/09	2,260,000	2,046,091
	Series 1993 B,
	Insured: RAD
	6.000% 01/01/22	500,000	600,095
	Series 1993,
	Insured: AMBAC
	6.000% 01/01/18	20,470,000	24,257,769
	Series 2003 C,
	5.375% 01/01/17	2,250,000	2,407,050
SC Piedmont Municipal Power Agency
	Series 1988,
	Insured: AMBAC
	(a) 01/01/13	16,070,000	11,609,450
	Series 2004,
	Insured: MBIA
	5.375% 01/01/25	11,370,000	12,968,394
WA Public Power Supply System
	Nuclear Project No. 3,
	Series 1989 B,
	(a) 07/01/08	7,000,000	6,427,050
Joint Power Authority Total			63,085,168
Municipal Electric – 4.0%
GA Municipal Electric Authority
	Series 1991,
	Insured: MBIA
	6.600% 01/01/18	17,280,000	20,680,877
MN Southern Minnesota Municipal Power Agency
	Series 2002 A,
	Insured: AMBAC
	5.250% 01/01/17	11,000,000	12,291,840
NC University North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/13	2,000,000	1,498,400
OH Cleveland Public Power Systems
	Series 1994 A,
	Insured: MBIA
	(a) 11/15/13	2,000,000	1,476,840
PA Westmoreland County Municipal Authority
	Series 1995 A,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
	(a) 08/15/23	5,540,000	2,558,095

	Series 1999 A,
	Insured: MBIA
	(a) 08/15/22	2,000,000	967,460
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: MBIA
	5.500% 07/01/16	12,000,000	13,686,360
SD Heartland Consumers Power District
	Series 1992,
	Insured: FSA
	6.000% 01/01/17	13,600,000	15,959,872
TN Metropolitan Government
	Nashville & Davidson Counties,
	Series 1996 A,
	Insured: MBIA
	(a) 05/15/09	5,250,000	4,684,890
WA Chelan County Public Utilities District No. 1
	Columbia River Rock Hydroelectric,
	Series 1997,
	Insured: MBIA
	(a) 06/01/09	5,000,000	4,430,350
Municipal Electric Total			78,234,984
Water & Sewer – 3.8%
CA Castaic Lake Water Agency
	Series 1999 A,
	Insured: AMBAC
	(a) 08/01/24	9,445,000	4,160,145
FL Seminole County
	Series 1992,
	Insured: MBIA
	6.000% 10/01/19	470,000	546,958
GA Atlanta Water & Wastewater Revenue
	Series 1993,
	Insured: FGIC
	5.500% 11/01/22	4,475,000	5,133,317
	Series 2001 A,
	Insured: MBIA
	5.500% 11/01/27	1,500,000	1,773,225
GA Fulton County Water & Sewer
	Series 1992,
	Insured: FGIC
	6.375% 01/01/14	430,000	489,271
GA Henry County Water & Sewer Authority
	Series 1997,
	Insured: AMBAC
	6.150% 02/01/20	5,390,000	6,594,557

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)

IL Chicago
	Series 1999 A,
	Insured: MBIA
	(a) 01/01/20	7,275,000	3,966,766
MA Water Resources Authority
	Series 1992 A,
	Insured: FGIC
	6.500% 07/15/19	5,000,000	6,019,950
	Series 2002 J,
	Insured: FSA
	5.500% 08/01/21	5,000,000	5,831,750
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24(d)(e)	750,000	637,373
NY New York City Municipal Water Finance Authority
	Series 1999, IFRN,
	Insured: FGIC
	7.740% 06/15/32(b)(c)	7,000,000	7,982,800
OH Cleveland Waterworks Revenue
	Series 1993 G,
	Insured: MBIA
	5.500% 01/01/21	3,000,000	3,474,240
OH Fresh Water Development Authority Revenue
	Series 2001 B,
	Insured: FSA
	5.500% 06/01/19	2,075,000	2,402,020
OH Lakewood Water Systems Revenue
	Series 1995,
	Insured: AMBAC
	5.850% 07/01/20	2,405,000	2,888,333
PA Allegheny County Sanitation Authority
	Series 1991 A,
	Insured: FGIC
	(a) 06/01/07	2,370,000	2,269,868
PA Dauphin County Industrial Development Authority
	Dauphin Water Supply Co.,
	Series 1992 A, AMT,
	6.900% 06/01/24	3,400,000	4,328,234
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC:
	(a) 12/01/08	4,000,000	3,627,040
	(a) 12/01/09	4,000,000	3,491,960
	(a) 12/01/10	3,750,000	3,145,275
	Series 1998 A,
	Insured: FSA:
	(a) 12/01/19	9,845,000	5,416,817
	(a) 12/01/23	985,000	448,471

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
Water & Sewer Total			74,628,370
UTILITIES TOTAL			299,865,146
	Total Municipal Bonds (cost of $1,742,147,347)		1,897,974,623
Municipal Preferred Stocks – 1.3%
HOUSING – 1.3%
Multi-Family – 1.3%
Charter Mac Equity Issuer Trust
	Series 1999, AMT,
	6.625% 06/30/09(c)	6,000,000	6,422,520
	Series 2000, AMT,
	7.600% 11/30/10(c)	5,000,000	5,637,200
Munimae TE Bond Subsidiary LLC
	Series 2000 B, AMT,
	7.750% 06/30/50(c)	10,000,000	11,314,000
	Series 2005 C-3, AMT,
	5.500% 11/29/49(c)	1,000,000	1,031,700
Multi-Family Total			24,405,420
HOUSING TOTAL			24,405,420
	Total Municipal Preferred Stocks (cost of $22,000,000)		24,405,420

		Shares
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	50,348	50,348
	Total Investment Company (cost of $50,348)		50,348

		Par ($)
Short-Term Obligations – 0.8%
VARIABLE RATE DEMAND NOTES (m) – 0.8%
FL Orange County School Board Certificates of Participation
	Series 2000 B,
	Insured: AMBAC
	2.970% 08/01/25	1,000,000	1,000,000
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	LOC: Wachovia Bank N.A.
	3.020% 12/01/15	200,000	200,000

		Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (m) – (continued)
MA Health & Educational Facilities Authority
	Capital Assets Program,
	Series 1985 D,
	Insured: MBIA,
	SPA: State Street Bank & Trust Co.
	2.930% 01/01/35	2,500,000	2,500,000
MA Water Resources Authority
	Series 2002 D,
	2.970% 08/01/17	1,200,000	1,200,000
MN Brooklyn Center
	BCC Associates LLC,
	Series 2001,
	LOC: US Bank N.A.
	3.050% 12/01/14	200,000	200,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1992,
	2.970% 12/01/16	1,100,000	1,100,000
NY New York City Municipal Water Finance Authority
	Series 1994 G,
	Insured: FGIC
	2.930% 06/15/24	1,800,000	1,800,000
NY New York City
	Series 1993 A-10,
	LOC: Morgan Guaranty Trust
	2.940% 08/01/16	1,000,000	1,000,000
	Series 1993 A-7,
	LOC: Morgan Guaranty Trust
	2.930% 08/01/20	1,100,000	1,100,000
TX Harris County Health Facilities Development Authority
	Texas Medical Center,
	Series 1999 B,
	Insured: FSA,
	LOC: JPMorgan Chase Bank
	3.010% 05/15/29	1,700,000	1,700,000
WY Lincoln County Pollution Control Revenue
	ExxonMobil Corp.,
	Series 1984 B,
	2.900% 11/01/14	2,100,000	2,100,000
WY Uinta County Pollution Control
	Chevron Corp.,
	Series 1992,
	2.970% 12/01/22	1,400,000	1,400,000
VARIABLE RATE DEMAND NOTES TOTAL			15,300,000
	Total Short-Term Obligations (cost of $15,300,000)		15,300,000

Total Investments – 99.3% (cost of $1,779,497,695)(n)(o)	1,937,730,391

Other Assets & Liabilities, Net – 0.7%	14,614,574

Net Assets – 100.0%	1,952,344,965

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2006.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, these securities, which did not include any illiquid securities, except the following, amounted to $77,627,755, which represents 4.0% of net assets.

Security	Acquisition Date	Par/Unit	Cost	Value
Resolution Trust Corp. Pass Through Certificates, Series 1993 A, 8.500% 12/01/16	08/27/93	$6,615,223	$6,751,636	$6,507,394

(d)	Illiquid security.
(e)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities represent 1.2% of net assets.
(f)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At February 28, 2006, the value of these securities amounted to $1,036,745, which represents 0.1% of net assets.

(g)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At February 28, 2006, the value of this security represents less than 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
MI Cheboygan County Economic Development Corp., Metro Health Foundation Project, Series 1993, 11.000% 11/01/22	02/26/93	$446,221

(h)

The issuer is in default of certain debt covenants. Income is being partially accrued based on the execution of the forbearance agreement with the borrower. At February 28, 2006, the value of these securities amounted to $2,830,500, which represents 0.1% of net assets.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(j)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(k)	Security purchased on a delayed delivery basis.
(l)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At February 28, 2006, the value of this security represents 0.3% of net assets.

(m)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of February 28, 2006.

(n)	Cost for federal income tax purposes is $1,776,231,915.
(o)	Unrealized appreciation and depreciation at February 28, 2006 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$179,639,323	$(18,140,847)	$161,498,476

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CAP	Capital Markets Assurance Corp.
CGIC	Capital Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2006